Related Party Transactions - Summary of Warrants Held by Related Parties (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Key Management and Executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Number of stock options and warrants held by related parties	6,216,514	1,909,744